September 23, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F. Street, N.E.

Washington, D.C. 20549

Attn:	Irene Barberena-Meissner
Laura Nicholson

Re:	CDT Environmental Technology Investment Holdings Limited
Amendment No. 1 to Draft Registration Statement on Form F-1
Submitted January 13, 2020
CIK No: 0001793895

Ladies and Gentlemen:

CDT Environmental Technology Investment Holdings Limited (the “Company”), hereby provides the following information in response to the comments received from the staff (the “Staff”) of the U.S. Securities and Exchange Commission (the “Commission”) in its letter to the Company dated January 24, 2020 (the “Comment Letter”). The Company’s responses are preceded by a reproduction of the corresponding Staff comments in bold as set forth in the Comment Letter.

If the Staff would like hard copies of the Draft Registration Statement on Form F-1 (the “Registration Statement”) as confidentially submitted to the Commission on the date hereof, marked against the Draft Registration Statement on Form F-1 as confidentially submitted to the Commission on January 13, 2020, please so advise and we would be happy to provide such copies. All page number references contained in the Company’s responses below correspond to the page numbers in the Registration Statement. Any capitalized terms used herein but not defined herein shall have the meanings given to them in the Registration Statement.

Draft Registration Statement on Form F-1

Prospectus Summary

Competitive Strengths, page 2

1.	Please refer to our prior comment 3. Where you reference the "significant industry experience" of your management team, please identify any members of your team with such experience in sewage treatment systems and sewage treatment services.

Company Response: The Company acknowledges the Staff’s comment and has revised the disclosure on pages 2 and 44 of the Registration Statement accordingly. Please also see page 58 of the Registration Statement for a description of the biographies of the Company’s management team.

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Risk Factors, page 9

2.	We note your disclosure that days sales outstanding has increased due to the complex local government approval process. Revise to provide risk factor disclosure related to this approval process including an explanation of the impact to your business condition and liquidity.

Company Response: The Company acknowledges the Staff’s comment and has revised the disclosure on page 15 of the Registration Statement accordingly.

PRC regulations relating to the establishment of offshore special purpose companies by PRC residents...., page 18

3.	We note your disclosure regarding the potential consequences of the failure of certain PRC resident shareholders to register according to SAFE Circular 37. Please revise to clarify whether this could impact the use of proceeds of this offering in the manner described under "Use of Proceeds" on page 27.

Company Response: The Company acknowledges the Staff’s comment and has revised the disclosure on page 18 of the Registration Statement accordingly.

Management’s Discussion and Analysis of Financial Condition and Results of Operations Liquidity and Capital Resources

Accounts Receivable, page 41

4.	We note your response to our prior comment 8 and partially reissue the comment. Expand your disclosure to address how factors such as your collection experience and the aging of your receivables are considered by management in evaluating the increase in your accounts receivable balance. Include details describing how your allowance for doubtful accounts is established, especially considering the nature of your customers, and explain how you evaluate the reasonableness of your allowance policy.

Company Response: The Company acknowledges the Staff’s comment and has revised the disclosure on page 39 of the Registration Statement accordingly.

5.	Disclosure in your submission states that you add or subtract additional amounts to your allowance for doubtful accounts as deemed necessary. To the extent material, tell us about any amounts that were added or subtracted in calculating the allowance for doubtful accounts as of June 30, 2019 and December 31, 2018.

Company Response: The Company acknowledges the Staff’s comment and has revised the disclosure on page 39 of the Registration Statement accordingly.

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6.	Your days sales outstanding rose from 171 days at December 31, 2017 to 286 days at June 30, 2019. Please revise your disclosures to explain whether management anticipates this trend to continue into future periods and, if applicable, the extent to which it is reasonably likely to have a material impact on your liquidity. As part of your response, provide us with your accounts receivable aging as of December 31, 2018, June 30, 2019 and December 31, 2019 including detail regarding amounts for which an allowance was recorded. Refer to Section III.B.3 of SEC Release 33-8350.

Company Response: The Company acknowledges the Staff’s comment and has revised the disclosure on page 39 of the Registration Statement accordingly.

Note 2 – Summary of Significant Accounting Policies

Revenue Recognition, page F-11

7.	The disclosure provided in response to our prior comment 8 states that days sales outstanding increased substantially from December 31, 2018 to June 30, 2019 and that you had collected 61.1% of your June 30, 2019 accounts receivable balance through the date of your prospectus. Considering these metrics, explain how you determined that it was probable that you would collect substantially all of the consideration to which you are entitled. Refer to FASB ASC 606-10-25-1.

Company Response: The Company acknowledges the Staff’s comment and has revised the disclosure on pages 39 and F-10 of the Registration Statement accordingly.

8.	Your disclosure in response to our prior comment 14 indicates that your payment terms usually include a conditional right related to the signing of the sales contract. Please tell us when sales contracts are signed and how this affects your ability to identify a contract with a customer within the context of FASB ASC 606-10-25-1.

Company Response: The Company acknowledges the Staff’s comment and has revised the disclosure on pages 40 and F-10 of the Registration Statement accordingly.

9.	Your response to our prior comment 14 provides details on typical payment terms, but does not appear to describe how the timing of the satisfaction of your performance obligations relates to the typical timing of payment. Please revise your disclosure in this regard and outline the portion of the total consideration that is typically due based on the progress of construction. Refer to FASB ASC 606-10-50-9 and 50-12.

Company Response: The Company acknowledges the Staff’s comment and has revised the disclosure on pages 40 and F-10 of the Registration Statement accordingly.

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10.	You disclose that your payment terms usually include the conditional right to the completion of retention periods. Explain what retention periods are and if there are any services provided by you during the retention period.

Company Response: The Company acknowledges the Staff’s comment and has revised the disclosure on pages 40 and F-10 of the Registration Statement accordingly by revising the disclosure from “retention periods” to “maintenance periods” for consistency purposes. The explanations regarding maintenance periods are disclosed on page F-11 of the Registration Statement and the Company will render repair or maintenance on any system failure during the contracted maintenance periods, which is generally between one to two years.

Note 4 – Contract assets, page F-15

11.	Your response to our prior comment 15 does not appear to adequately explain how revenue recognized to date was determined for purposes of the disclosure of contract assets on page F-15 of your submission. Please revise your disclosure to more clearly explain how the amount of revenue recognized to date was calculated.

Company Response: The Company acknowledges the Staff’s comment and has revised the disclosure on page F-14 of the Registration Statement accordingly.

Note 15 – Enterprise wide disclosure, page F-23

12.	The revised disclosure provided in response to our prior comment 17 states that disaggregated information about revenues for your sewage treatment system and sewage treatment service business lines are used for purposes of allocating resources and evaluating financial performance. Tell us how information for each of these business lines is used by your chief operating decision maker to make resource allocation decisions and to assess performance. Include an explanation of the types of decisions made by the chief operating decision maker related to the generation of revenue and incurrence of expenses and describe what other information, if any, is used to make these decisions. Refer to FASB ASC 280-10-50-1b.

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Company Response: The Company acknowledges the Staff’s comment and respectfully provides the following information to the Staff regarding how information for each of the Company’s sewage treatment system and sewage treatment service business lines is used by the Company’s chief operating decision-makers to make resource allocation decisions and assess performance. As disclosed on page F-22 of the Registration Statement, the Company considers itself to be operating within one reportable segment. Currently, the Company’s chief operating decision-makers are the Company’s Chief Executive Officer (“CEO”) and his direct reports, including the Company’s Chief Financial Officer (“CFO”). The CEO and CFO review the financial information presented on a consolidated basis, and they review revenues and cost of revenues of the two business lines (sewage treatment systems and sewage treatment services) on a disaggregated basis to evaluate financial performance. When evaluating financial performance, the CEO and CFO only review the revenues and cost of revenues information of these two business lines on a disaggregated basis to analyze the fluctuation of revenues, cost of revenues and gross profit margin. They review operating expenses at the consolidated level to analyze the fluctuation of operating expenses to evaluate financial performance. The Company does not keep track of its operating expenses by business lines as the Company does not segregate the two business lines by departments or divisions, other than segregating revenues and cost of revenues by business lines. The type of decisions made by the CEO and CFO typically are regarding how to improve the Company’s financial performance, including, but not limited to, how to 1) increase revenues by business lines, 2) improve gross profit margin ratio by business lines, 3) analyze whether the Company has enough internal resources to complete its sewage treatment systems projects timely without outsourcing subcontractor work, in order to maximize its gross profit margin, 4) maintain or reduce operating expenses to satisfy the growth of operations, and 5) determine what causes the fluctuation of operating expenses and whether incurred expenses are necessary. The Company has disclosed on page F-22 of the Registration Statement that it considers itself to be operating within one reportable segment and, as such, it has no segment managers who are held accountable for operations, operating results and plans for levels or components below the consolidated unit level. The Company believes that it has addressed the disclosure requirement in ASC 280-10-50-1b as the Company is not subject to segment reporting as the Company did not identify two or more of reportable segments, and the Company has disclosed that the Company’s chief operating decision-makers review financial information on a consolidated basis, accompanied by disaggregated information about revenues (revenues, cost of revenues and gross profit) by business lines.

Exhibit Index, page II-4

13.	We note your disclosure on page 60 that you have entered into employment agreements with each of your executive officers. We also note from your exhibit index that you intend to file only a form of employment agreement. Please file the executed employment agreements or tell us why you believe you are not required to file them. Refer to Item 8.a of Form F-1 and Item 601 of Regulation S-K.

Company Response: The Company acknowledges the Staff’s comment and has revised the disclosure on page II-4 of the Registration Statement accordingly to reflect that the Company will file copies of the requested executed employment agreements as exhibits to the Registration Statement.

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If you have any questions or comments concerning these responses, please do not hesitate to contact me by telephone at 86-0755-86667996 or by e-mail at liyunwu@cdthb.cn or the Company’s counsel by telephone at 305-539-3306 or by email at clayton.parker@klgates.com.

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Sincerely,

/s/ Yunwu Li
Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors

cc:

Clayton E. Parker, K&L Gates LLP

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